ACQUISITION AND DISPOSAL OF SUBSIDIARIES - Additional Information (Details) $ in Thousands						1 Months Ended			12 Months Ended
	Dec. 24, 2019 USD ($)	Dec. 24, 2019 CNY (¥)	Aug. 20, 2019	Jan. 02, 2019 USD ($)	Jan. 02, 2019 CNY (¥)	Aug. 31, 2019	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥) subsidiary shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 19, 2019	Mar. 31, 2017	Mar. 14, 2017	Dec. 31, 2012 CNY (¥)
Business Acquisition [Line Items]
Total cash consideration									$ 11,857	¥ 82,536,000	¥ 13,000,000
Contingent consideration																	¥ 47,755,000
Number of wholly owned subsidiaries | subsidiary								6
Impairment losses of long-lived assets										¥ 0	¥ 0	¥ 401,808,000
Impairment losses of goodwill												766,440,000
Gain on disposal of subsidiaries												497,036,000
WiFire Group Inc. ("WiFire Group")
Business Acquisition [Line Items]
Equity interest transferred								66.67%
Consideration price								¥ 6
Cumulative Percentage Ownership after restructuring (as a percentage)								33.33%
Aipu Group
Business Acquisition [Line Items]
Consideration price								¥ 1
Number of shares transferred | shares								2
Ownership percentage before transaction								50.00%
Tibet Xingtao Culture Communications Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity interest transferred							50.00%
Consideration price							¥ 1					¥ 1
Beijing Shuhai Data Technology Co., Ltd ("BJ Shuhai")
Business Acquisition [Line Items]
Percentage of equity interests acquired				100.00%	100.00%
Total cash consideration				$ 14,113	¥ 98,255,000
Contingent consideration									$ 4,309				¥ 30,000,000
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Business Acquisition [Line Items]
Equity interest (as a percentage)														49.00%	49.00%
Nantong Chenghong Cloud Computing Co., Ltd. ("NT Chenghong")
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%	100.00%
Total cash consideration	$ 11,491	¥ 80,000,000
Warburg Pincus
Business Acquisition [Line Items]
Percentage of ownership interest (as a percent)															49.00%	49.00%
Warburg Pincus | Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Business Acquisition [Line Items]
Equity interest (as a percentage)															51.00%
Percentage of equity interest transferred			100.00%			100.00%